REVENUES (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Three Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration percentage	65.90%
Revenue Benchmark [Member] | Four Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration percentage		69.10%
Accounts Receivable [Member] | Three Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration percentage	61.70%
Accounts Receivable [Member] | Four Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration percentage		61.30%